ADVANCED SERIES TRUST

AST New Discovery Asset Allocation Portfolio (the “Portfolio”)

Supplement dated October 4, 2012 to the current Prospectus and Statement of Additional Information of dated April 30, 2012.

Effective immediately, Denise Shani will no longer serve as a co-portfolio manager for the Prudential Investments subadvised portion of the Portfolio listed above. All references to Mrs. Shani in the Prospectus and Statement of Additional Information are hereby deleted as of the date of this supplement.

ASTSUP10